ADDITION INFORMATION - FINANCIAL STATEMENTS SCHEDULE II	12 Months Ended
Dec. 31, 2011
ADDITION INFORMATION - FINANCIAL STATEMENTS SCHEDULE II

ADDITION INFORMATION — FINANCIAL STATEMENTS SCHEDULE II

CHINA LODGING GROUP, LIMITED

This financial information has been prepared in conformity with accounting principles generally accepted in the United States.

VALUATION AND QUALIFYING ACCOUNTS

	Balance at Beginning of Year	Charge to Costs and Expenses	Charge Taken Against Allowance	Balance at end of Year
		(Renminbi in thousands)
Allowance for doubtful accounts of accounts receivables and other receivables:
December 31, 2009	923	1,252	—	2,175
December 31, 2010	2,175	103	—	2,278
December 31, 2011	2,278	667	—	2,945
Valuation allowance for deferred tax assets
December 31, 2009	13,511	8,472	(10,121)	11,862
December 31, 2010	11,862	3,856	(7,471)	8,247
December 31, 2011	8,247	17,350	(4,045)	21,552